Commitments and Contingencies (Additional Information) (Details) - USD ($) $ in Thousands		1 Months Ended		3 Months Ended				6 Months Ended				12 Months Ended
	Dec. 07, 2015	Feb. 29, 2016	Jan. 31, 2014	Jun. 30, 2016		Jun. 30, 2015		Jun. 30, 2016		Jun. 30, 2015		Dec. 31, 2015		Dec. 31, 2014
Loss Contingencies [Line Items]
Rental expense for operating leases				$ 109		$ 91		$ 218		$ 183		$ 381		$ 366
Deposits Assets, Current				0				0				1,930		2,067
Legal Fees	$ 1,059			4,243	[1]	$ 5,464	[1]	4,963	[1]	$ 8,565	[1]	$ 18,553	[2]	$ 25,368	[2]
Loss Contingency Accrual Reversals During Period								222
Fli Charge [Member]
Loss Contingencies [Line Items]
Deferred Revenue				$ 177				$ 177
Office SpaceIn Chandler Az [Member]
Loss Contingencies [Line Items]
Operating Lease Rent Expense Annual Fee			$ 72
Lease Expiration Date			Jun. 30, 2016
Subsequent Event [Member]
Loss Contingencies [Line Items]
Deposits Returned		$ 1,279
New York [Member]
Loss Contingencies [Line Items]
Operating Lease Rent Expense Annual Fee			$ 403
Lease Expiration Date			Oct. 31, 2019

[1]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative.
[2]	Includes stock-based compensation expense, as follows: Operating legal costs General and administrative Discontinued operations.